Consolidated Balance Sheets	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 410,948,084	¥ 2,860,938,368	¥ 2,501,188,374
Restricted cash	180,649,974	1,257,648,990	339,826,542
Time deposits	33,200,000	231,131,760
Short-term loan principal and financing service fee receivables (net of allowance of RMB 569,834,399 and RMB 1,528,818,175 (US$ 219,600,990) as of December 31, 2018 and 2019, respectively)	1,134,002,336	7,894,697,458	8,417,821,413
Short-term finance lease receivables (net of allowance of RMB 10,135,319 and RMB 24,749,828 (US$ 3,555,090) as of December 31, 2018 and 2019, respectively; including unearned revenue of RMB 31,533,522 and RMB 21,691,725 (US$ 3,115,821) as of December 31, 2018 and 2019, respectively)	57,205,877	398,255,871	508,646,618
Short-term contract assets	393,851,340	2,741,914,258	903,436,469
Short-term amounts due from related parties			2,071
Other current assets (net of allowance of RMB 15,121,668 and RMB 27,259,988 (US$ 3,915,652) as of December 31, 2018 and 2019, respectively)	235,413,836	1,638,904,061	1,818,222,205
Total current assets	2,445,271,447	17,023,490,766	14,489,143,692
Non-current assets:
Long-term loan principal and financing service fee receivables (net of allowance of RMB 15,500,802 and RMB 34,726 (US$ 4,988) as of December 31, 2018 and 2019, respectively)	60,844	423,585	665,652,830
Long-term finance lease receivables (net of allowance of RMB 18,630,094 and RMB 15,183,208 (US$ 2,180,931) as of December 31, 2018 and 2019, respectively; including unearned revenue of RMB 163,062,580 and RMB 50,355,135 (US$ 7,233,063) as of December 31, 2018 and 2019, respectively)	34,430,262	239,696,597	649,242,797
Operating lease right-of-use assets	21,381,123	148,851,099
Investment in equity method investee	6,432,164	44,779,440	33,199,265
Long-term investments	32,054,637	223,157,973	0
Property and equipment, net	13,332,841	92,820,570	26,224,170
Intangible assets, net	977,227	6,803,258	7,263,548
Land use right			106,545,362
Long-term contract assets	39,299,740	273,596,933	15,596,885
Deferred tax assets, net	41,696,807	290,284,829	243,412,814
Other non-current assets	2,542,233	17,698,520	17,093,439
Total non-current assets	192,207,878	1,338,112,804	1,764,231,110
TOTAL ASSETS	2,637,479,325	18,361,603,570	16,253,374,802
Current liabilities:
Short-term borrowings and interest payables	150,761,345	1,049,570,333	3,860,440,575
Short-term lease liabilities	3,148,417	21,918,649
Accrued expenses and other current liabilities	103,172,412	718,265,702	507,486,437
Guarantee liabilities and risk assurance liabilities (including amounts of guarantee liabilities of RMB 302,604,578 and RMB 263,465,921 (US$ 37,844,512), risk assurance liabilities of RMB nil and RMB 1,254,361,399 (US$ 180,177,741) as of December 31, 2018 and 2019, respectively)	218,022,253	1,517,827,320	302,604,578
Income tax payable	84,710,739	589,739,224	348,829,956
Total current liabilities	559,815,166	3,897,321,228	5,019,361,546
Non-current liabilities:
Long-term borrowings and interest payables			413,400,000
Convertible senior notes	336,055,556	2,339,551,570
Deferred tax liabilities, net	25,709,553	178,984,764
Long-term lease liabilities	3,116,203	21,694,379
Total non-current liabilities	364,881,312	2,540,230,713	413,400,000
Total liabilities	924,696,478	6,437,551,941	5,432,761,546
Commitments and contingencies | $
Shareholders' equity:
Treasury shares	(52,016,766)	(362,130,324)	(362,130,324)
Additional paid-in capital	569,929,200	3,967,733,108	6,160,445,929
Accumulated other comprehensive loss	(1,862,330)	(12,965,166)	(44,858,239)
Retained earnings	1,196,707,538	8,331,238,537	5,066,950,612
Total shareholders' equity	1,712,782,847	11,924,051,629	10,820,613,256
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,637,479,325	18,361,603,570	16,253,374,802
Class A Voting Ordinary Shares [Member]
Shareholders' equity:
Common stock	18,908	131,638	161,442
Class B Voting Ordinary Shares [Member]
Shareholders' equity:
Common stock	$ 6,297	¥ 43,836	¥ 43,836